Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total equity [Member]	Common shares (no par value) [Member]	Additional paid-in capital [Member]		Retained earnings [Member]		Common shares in treasury, at cost [Member]	Unrealized net gains (losses) on financial assets available for sale, net of applicable tax and other [Member] [1]	Unrealized net gains (losses) on financial assets at FVOCI, net of tax and other [1]	Unrealized net gains (losses) Attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax [1]	Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member] [1]	Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member] [1]	Foreign currency translation, net of tax [Member] [1]	Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]		Total shareholders equity [Member]		Additional equity components [Member]	[2]	Noncontrolling interests [Member]
Equity, Balance at Dec. 31, 2016		€ 64,819	€ 3,531	€ 33,765		€ 18,987		€ 0	€ 912	€ 0	€ 0	€ 143	€ 0	€ 2,418	€ 77	€ 3,550		€ 59,833		€ 4,669		€ 316
Total comprehensive income (loss), net of tax	[3]	(3,800)	0	0		(751)		0	(223)	0	0	(125)	0	(2,646)	(36)	(3,030)		(3,781)		0		(20)
Common shares issued		8,037	1,760	6,277		0		0	0	0	0	0	0	0	0	0	[3]	8,037		0		0
Cash dividends paid		(403)	0	0		(392)		0	0	0	0	0	0	0	0	0	[3]	(392)		0		(11)
Coupon on additional equity components, net of tax		(298)	0	0		(298)		0	0	0	0	0	0	0	0	0	[3]	(298)		0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(91)	0	0		(91)		0	0	0	0	0	0	0	0	0	[3]	(91)		0		0
Net change in share awards in the reporting period		(51)	0	(51)		0		0	0	0	0	0	0	0	0	0	[3]	(51)		0		0
Treasury shares distributed under share-based compensation plans		424	0	0		0		424	0	0	0	0	0	0	0	0	[3]	424		0		0
Tax benefits related to share-based compensation plans		3	0	3		0		0	0	0	0	0	0	0	0	0	[3]	3		0		0
Option premiums and other effects from options on common shares		(104)	0	(104)		0		0	0	0	0	0	0	0	0	0	[3]	(104)		0		0
Purchases of treasury shares		(7,912)	0	0		0		(7,912)	0	0	0	0	0	0	0	0	[3]	(7,912)		0		0
Sale of treasury shares		7,479	0	0		0		7,479	0	0	0	0	0	0	0	0	[3]	7,479		0		0
Net gains (losses) on treasury shares sold		6	0	6		0		0	0	0	0	0	0	0	0	0	[3]	6		0		0
Other		(9)	0	22		0		0	0	0	0	0	0	0	0	0	[3]	22		6	[4]	(36)
Balance (IAS 39) as of December 31, 2017		68,099	5,291	39,918		17,454		(9)	689	0	0	18	0	(227)	40	520		63,174		4,675		250
IFRS 9 Introduction Impact		(672)	0	(2)		(301)		0	(689)	394	(16)	0	0	(45)	(12)	(368)		(671)		0		(1)
Balance (IFRS 9) as of January 1, 2018		67,427	5,291	39,916		17,153		(9)	0	394	(16)	18	0	(272)	28	152		62,503		4,675		249
Total comprehensive income (loss), net of tax	[3]	490	0	0		267		0	0	(428)	44	(1)	0	500	(14)	101		368		0		122
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0		0		0	0	0	0	0	0	0	0	0	[3]	0		0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0		0		0	0	0	0	0	0	0	0	0	[3]	0		0		0
Common shares issued		0	0	0		0		0	0	0	0	0	0	0	0	0	[3]	0		0		0
Cash dividends paid		(235)	0	0		(227)		0	0	0	0	0	0	0	0	0	[3]	(227)		0		(8)
Coupon on additional equity components, net of tax		(292)	0	0		(292)		0	0	0	0	0	0	0	0	0	[3]	(292)		0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(198)	0	0		(186)		0	0	0	0	0	0	0	0	0	[3]	(186)		0		(12)
Net change in share awards in the reporting period		112	0	90		0		0	0	0	0	0	0	0	0	0	[3]	90		0		23
Treasury shares distributed under share-based compensation plans		199	0	0		0		199	0	0	0	0	0	0	0	0	[3]	199		0		0
Tax benefits related to share-based compensation plans		(4)	0	(5)		0		0	0	0	0	0	0	0	0	0	[3]	(5)		0		1
Option premiums and other effects from options on common shares		0	0	0		0		0	0	0	0	0	0	0	0	0	[3]	0		0		0
Purchases of treasury shares		(4,119)	0	0		0		(4,119)	0	0	0	0	0	0	0	0	[3]	(4,119)		0		0
Sale of treasury shares		3,914	0	0		0		3,914	0	0	0	0	0	0	0	0	[3]	3,914		0		0
Net gains (losses) on treasury shares sold		(2)	0	(2)		0		0	0	0	0	0	0	0	0	0	[3]	(2)		0		0
Other		1,446	0	253	[5]	0		0	0	0	0	0	0	0	0	0	[3]	253	[5]	0		1,193	[5]
Balance (IAS 17) as of December 31, 2018		68,737	5,291	40,252		16,714		(15)	0	(34)	28	17	0	228	15	253		62,495		4,675		1,568
IFRS 16 Introduction Impact		(137)	0	0		(136)		0	0	0	0	0	0	0	0	0		(136)		0		0
Balance (IFRS 16) as of January 1, 2019		68,601	5,291	40,252		16,578		(15)	0	(34)	28	17	0	228	15	253		62,358		4,675		1,568
Total comprehensive income (loss), net of tax	[3]	(5,079)	0	0		(5,390)		0	0	79	(2)	(3)	0	108	(15)	168		(5,222)		0		142
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0		0		0	0	0	0	0	0	0	0	0	[3]	0		0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0		0		0	0	0	0	0	0	0	0	0	[3]	0		0		0
Common shares issued		0	0	0		0		0	0	0	0	0	0	0	0	0	[3]	0		0		0
Cash dividends paid		(286)	0	0		(227)		0	0	0	0	0	0	0	0	0	[3]	(227)		0		(59)
Coupon on additional equity components, net of tax		(330)	0	0		(330)	[6]	0	0	0	0	0	0	0	0	0	[3]	(330)	[6]	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(994)	0	0		(987)		0	0	0	0	0	0	0	0	0	[3]	(987)		0		(7)
Net change in share awards in the reporting period		119	0	118		0		0	0	0	0	0	0	0	0	0	[3]	118		0		2
Treasury shares distributed under share-based compensation plans		185	0	0		0		185	0	0	0	0	0	0	0	0	[3]	185		0		0
Tax benefits related to share-based compensation plans		0	0	0		0		0	0	0	0	0	0	0	0	0	[3]	0		0		0
Option premiums and other effects from options on common shares		0	0	0		0		0	0	0	0	0	0	0	0	0	[3]	0		0		0
Purchases of treasury shares		(1,359)	0	0		0		(1,359)	0	0	0	0	0	0	0	0	[3]	(1,359)		0		0
Sale of treasury shares		1,185	0	0		0		1,185	0	0	0	0	0	0	0	0	[3]	1,185		0		0
Net gains (losses) on treasury shares sold		3	0	3		0		0	0	0	0	0	0	0	0	0	[3]	3		0		0
Other		114	0	133		0		0	0	0	0	0	0	0	0	0	[3]	133		(10)	[4]	(9)
Equity, Balance at Dec. 31, 2019		€ 62,160	€ 5,291	€ 40,505		€ 9,644		€ (4)	€ 0	€ 45	€ 25	€ 14	€ 0	€ 336	€ 0	€ 421	[3]	€ 55,857		€ 4,665		€ 1,638

[1]	Excluding unrealized net gains (losses) from equity method investments.
[2]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS.
[3]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax.
[4]	Includes net proceeds from purchase and sale of Additional Equity Components.
[5]	Includes the impact from the initial public offering of DWS Group GmbH & Co. KGaA.
[6]	In 2019 tax impact is recognized in net income (loss) directly.